The Company's Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Company’s Subsidiaries [Abstract]
Schedule of The Company's Subsidiaries	Set forth below are details regarding the Company’s subsidiaries:
	Jurisdiction of incorporation	Rights to equity/voting rights
Investee
Silynx Communications Inc.	Delaware, USA	100%
Source of Sound Ltd.	Israel	100%